Vista Outdoor Inc. - 10-K Significant Accounting Policies (Changes in the Balance of AOCL) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 0	$ 0	$ 0
Ending balance	0		0	$ 0
Vista Outdoor Inc.
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	1,126,297,000	1,131,793,000	1,131,793,000
Change in fair value of derivatives	1,034,000	1,256,000
Income tax impact on derivative instruments	198,000	493,000
Net actuarial losses reclassified from AOCL	(565,000)	(562,000)	(2,248,000)	(2,776,000)	$ (3,744,000)
Net change in cumulative translation adjustment	944,000	2,800,000	6,454,000	(4,123,000)	6,516,000
Ending balance	1,186,259,000		1,126,297,000	1,131,793,000
Derivatives | Vista Outdoor Inc.
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(15,000)	(3,543,000)	(3,543,000)	(356,000)
Change in fair value of derivatives	1,034,000	1,256,000	2,607,000	(4,829,000)
Income tax impact on derivative instruments	198,000	493,000	(1,104,000)	1,707,000
Net loss (gain) reclassified from AOCL	(208,000)	811,000	2,025,000	(65,000)
Ending balance	613,000	(1,969,000)	(15,000)	(3,543,000)	(356,000)
Pension and other postretirement benefits liabilities | Vista Outdoor Inc.
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(68,722,000)	(71,449,000)	(71,449,000)	(71,075,000)
Net loss (gain) reclassified from AOCL	565,000	562,000
Net actuarial losses reclassified from AOCL			2,248,000	2,776,000
Valuation adjustment for pension and postretirement benefit plans			479,000	(3,150,000)
Ending balance	(68,157,000)	(70,887,000)	(68,722,000)	(71,449,000)	(71,075,000)
Cumulative translation adjustment | Vista Outdoor Inc.
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(5,611,000)	(5,810,000)	(5,810,000)	(5,248,000)
Net change in cumulative translation adjustment			199,000	(562,000)
Ending balance	(5,860,000)	(5,146,000)	(5,611,000)	(5,810,000)	(5,248,000)
Total | Vista Outdoor Inc.
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(74,348,000)	(80,802,000)	(80,802,000)	(76,679,000)
Change in fair value of derivatives			2,607,000	(4,829,000)
Income tax impact on derivative instruments			(1,104,000)	1,707,000
Net loss (gain) reclassified from AOCL			2,025,000	(65,000)
Net actuarial losses reclassified from AOCL			2,248,000	2,776,000
Valuation adjustment for pension and postretirement benefit plans			479,000	(3,150,000)
Net change in cumulative translation adjustment			199,000	(562,000)
Ending balance	$ (73,404,000)	$ (78,002,000)	$ (74,348,000)	$ (80,802,000)	$ (76,679,000)